Debt - Summary of Credit Agreements (Details) $ in Thousands								3 Months Ended	12 Months Ended
	Dec. 13, 2017	Dec. 05, 2017	Dec. 22, 2015	Jul. 29, 2015	Jan. 30, 2015	Dec. 30, 2014	Jul. 30, 2014	Dec. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Debt Instrument [Line Items]
Long-term Debt								$ 711,355	$ 711,355
Secured Debt
Debt Instrument [Line Items]
Long-term Debt, Gross								656,998	656,998	$ 522,446
Secured Debt | $39.6 Million Credit facility
Debt Instrument [Line Items]
Long-term Debt, Gross								$ 0	$ 0	20,144
Secured Debt | $409 Million Credit Facility
Debt Instrument [Line Items]
Number of vessels								8	8
Line of Credit Facility, Commitment Fee Percentage						1.20%
Debt Instrument, Maturity Date, Description						December 30, 2020
Proceeds from Lines of Credit									$ 220,769
Long-term Debt, Gross								$ 174,443	174,443	167,816
Debt Instrument, Collateral Amount								450,949	450,949
Debt Instrument, Unused Borrowing Capacity, Amount								$ 0	$ 0
Remaining Newbuilding Vessels								0	0
Secured Debt | $409 Million Credit Facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate						3.00%
Secured Debt | $330 Million Credit Facility
Debt Instrument [Line Items]
Number of vessels								6	6
Line of Credit Facility, Commitment Fee Percentage				1.17%
Debt Instrument, Maturity Date, Description				July 29, 2021
Proceeds from Lines of Credit									$ 294,225
Long-term Debt, Gross								$ 247,876	247,876	225,759
Debt Instrument, Collateral Amount								579,893	579,893
Debt Instrument, Unused Borrowing Capacity, Amount								$ 0	$ 0
Remaining Newbuilding Vessels								0	0
Secured Debt | $330 Million Credit Facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate				2.925%
Secured Debt | $42 Million Credit Facility
Debt Instrument [Line Items]
Number of vessels								1	1
Line of Credit Facility, Commitment Fee Percentage					1.12%
Debt Instrument, Maturity Date, Description					6 years from each Kamsarmax drawdown and September 21, 2021 on the Ultramax tranche
Proceeds from Lines of Credit									$ 48,870
Long-term Debt, Gross								$ 22,354	22,354	38,512
Debt Instrument, Collateral Amount								61,158	61,158
Debt Instrument, Unused Borrowing Capacity, Amount								$ 0	$ 0
Remaining Newbuilding Vessels								0	0
Secured Debt | $42 Million Credit Facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate					2.97%
Secured Debt | $67.5 Million Credit Facility
Debt Instrument [Line Items]
Number of vessels								2	2
Line of Credit Facility, Commitment Fee Percentage							1.25%
Debt Instrument, Maturity Date, Description							7 years from each drawdown
Proceeds from Lines of Credit									$ 53,816
Long-term Debt, Gross								$ 40,461	40,461	40,461
Debt Instrument, Collateral Amount								112,449	112,449
Debt Instrument, Unused Borrowing Capacity, Amount								$ 0	$ 0
Remaining Newbuilding Vessels								0	0
Secured Debt | $67.5 Million Credit Facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate							2.95%
Secured Debt | $12.5 Million Credit Facility
Debt Instrument [Line Items]
Number of vessels								0	0
Line of Credit Facility, Commitment Fee Percentage			0.00%
Debt Instrument, Maturity Date, Description			December 22, 2020
Proceeds from Lines of Credit									$ 11,750
Long-term Debt, Gross								$ 10,183	10,183	10,379
Debt Instrument, Collateral Amount								29,855	29,855
Debt Instrument, Unused Borrowing Capacity, Amount								$ 0	$ 0
Remaining Newbuilding Vessels								0	0
Secured Debt | $12.5 Million Credit Facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate			3.00%
Secured Debt | $27.3 Million Credit Facility
Debt Instrument [Line Items]
Number of vessels								0	0
Line of Credit Facility, Commitment Fee Percentage			1.18%
Debt Instrument, Maturity Date, Description			5 years from each drawdown
Proceeds from Lines of Credit									$ 23,250
Long-term Debt, Gross								$ 18,213	18,213	19,375
Debt Instrument, Collateral Amount								60,881	60,881
Debt Instrument, Unused Borrowing Capacity, Amount								$ 0	$ 0
Remaining Newbuilding Vessels								0	0
Secured Debt | $27.3 Million Credit Facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate			2.95%
Secured Debt | $85.5 Million Credit Facility
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate		2.85%
Line of Credit Facility, Commitment Fee Percentage								1.14%
Debt Instrument, Maturity Date, Description								February 15, 2023
Proceeds from Lines of Credit									$ 85,500
Long-term Debt, Gross								$ 85,500	85,500	0
Debt Instrument, Collateral Amount								142,496	142,496
Debt Instrument, Unused Borrowing Capacity, Amount								$ 0	$ 0
Remaining Newbuilding Vessels								0	0
Secured Debt | $38.7 Million Credit Facility
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	2.85%
Line of Credit Facility, Commitment Fee Percentage								1.00%
Debt Instrument, Maturity Date, Description								December 13, 2022
Proceeds from Lines of Credit									$ 38,700
Long-term Debt, Gross								$ 38,700	38,700	$ 0
Debt Instrument, Collateral Amount								64,518	64,518
Debt Instrument, Unused Borrowing Capacity, Amount								$ 0	$ 0
Remaining Newbuilding Vessels								0	0
Secured Debt | Kamsarmax | $85.5 Million Credit Facility
Debt Instrument [Line Items]
Number of vessels								0	0
Secured Debt | Kamsarmax | $38.7 Million Credit Facility
Debt Instrument [Line Items]
Number of vessels								0	0
Secured Debt | Ultramax | $409 Million Credit Facility
Debt Instrument [Line Items]
Number of vessels								7	7
Secured Debt | Ultramax | $330 Million Credit Facility
Debt Instrument [Line Items]
Number of vessels								15	15
Secured Debt | Ultramax | $42 Million Credit Facility
Debt Instrument [Line Items]
Number of vessels								1	1
Secured Debt | Ultramax | $67.5 Million Credit Facility
Debt Instrument [Line Items]
Number of vessels								2	2
Secured Debt | Ultramax | $12.5 Million Credit Facility
Debt Instrument [Line Items]
Number of vessels								1	1
Secured Debt | Ultramax | $27.3 Million Credit Facility
Debt Instrument [Line Items]
Number of vessels								2	2
Secured Debt | Ultramax | $85.5 Million Credit Facility
Debt Instrument [Line Items]
Number of vessels								6	6
Secured Debt | Ultramax | $38.7 Million Credit Facility
Debt Instrument [Line Items]
Number of vessels								3	3